Income Taxes (Tables)	12 Months Ended
Apr. 30, 2012
Income Taxes [Abstract]
Deferred tax assets and liabilities

	April 30,
	2012	2011
Deferred tax liabilities:
Intangible assets	$1,018,262	$1,025,301
Property, plant, and equipment	106,218	111,537
Other	8,107	10,016

Total deferred tax liability	$1,132,587	$1,146,854

Deferred tax assets:
Post-employment and other employee benefits	$107,543	$84,723
Tax credit and loss carryforwards	5,494	4,583
Intangible assets	3,370	3,279
Other	40,719	27,668

Total deferred tax assets	$157,126	$120,253
Valuation allowance for deferred tax assets	(3,072)	(3,324)

Total deferred tax assets, less allowance	$154,054	$116,929

Net deferred tax liability	$978,533	$1,029,925

Domestic and foreign loss and credit carryforwards

	Related Tax Deduction	Deferred Tax Asset	Valuation Allowance	Expiration Date
Tax carryforwards:
Federal capital loss carryforward	$1,917	$694	$—	2017
State loss carryforwards	63,482	3,154	2,935	2013 to 2031
State tax credit carryforwards	—	1,636	—	2019
Foreign jurisdictional tax credit carryforwards	—	10	—	2015

Total tax carryforwards	$65,399	$5,494	$2,935

Income (loss) before income taxes

	Year Ended April 30,
	2012	2011	2010
Domestic	$706,366	$729,654	$712,226
Foreign	(5,208)	(12,490)	18,527

Income before income taxes	$701,158	$717,164	$730,753

Components of the provision for income taxes

	Year Ended April 30,
	2012	2011	2010
Current:
Federal	$228,255	$271,361	$256,444
Foreign	6,798	4,554	6,584
State and local	23,579	21,568	12,907
Deferred:
Federal	(10,273)	(51,011)	(21,362)
Foreign	(6,867)	(7,338)	(4,386)
State and local	(78)	(1,452)	(13,572)

Total income tax expense	$241,414	$237,682	$236,615

Reconciliation of the statutory federal income tax rate and the effective income tax rate

	Year Ended April 30,
Percent of Pretax Income	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.3	2.2	1.2
Domestic manufacturing deduction	(3.1)	(3.8)	(1.9)
Other items – net	0.2	(0.3)	(1.9)

Effective income tax rate	34.4%	33.1%	32.4%

Income taxes paid	$257,762	$365,994	$212,981

Reconciliation of unrecognized tax benefits

	2012	2011
Balance at May 1,	$20,261	$15,322
Increases:
Current year tax positions	3,617	5,237
Prior year tax positions	2,103	4,106
Foreign currency translation	157	—
Decreases:
Prior year tax positions	—	271
Settlement with tax authorities	287	31
Expiration of statute of limitations periods	1,874	3,985
Foreign currency translation	—	117

Balance at April 30,	$23,977	$20,261